Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Notes [Abstract]
Convertible Notes
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2020
Convertible notes	21,165	38,715
Less: beneficial conversion feature	(10,949)	(18,360)
Convertible notes, net of beneficial conversion feature	10,216	20,355
Less: Deferred financing costs	(75)	(915)
Less: Change in fair value of conversion option	(2,568)	(4,924)
Total	7,573	14,516
Less - current portion	(769)	-
Long-term portion	6,804	14,516

JDH Notes [Member]
Convertible Notes [Abstract]
Annual Principal Payments
The annual principal payments required to be made after December 31, 2021, are as follows:

Twelve month periods ending December 31,	Amount
2022	6,150
2023	8,000
2024	7,015
2025	-
Thereafter	-
Total	21,165

First and Third JDH Notes [Member]
Convertible Notes [Abstract]
Convertible Notes
The net debt at inception (i.e. initial applicable limit minus debt discount related to BCF), accumulated deficit and debt movement of the First and Third JDH Notes is presented below:

	Net debt at inception	Accumulated deficit	Debt
Balance, December 31, 2019	3,361	5,801	9,162
Amortization (Note 11)	-	2,869	2,869
Balance, December 31, 2020	3,361	8,670	12,031
Repayments/ Conversions	(17,550)	-	(17,550)
Amortization (Note 11)	-	995	995
Loss on extinguishment	-	4,524	4,524
Balance, December 31, 2021	(14,189)	14,189	-

The equity movement of the First and Third JDH Notes is presented below:

Additional paid-in capital
Balance, December 31, 2019	14,189
Balance, December 31, 2020	14,189
Balance, December 31, 2021	14,189

Second JDH Note [Member]
Convertible Notes [Abstract]
Convertible Notes
The net debt at inception (i.e. initial applicable limit minus debt discount related to BCF), accumulated deficit and debt movement of the Second JDH Note is presented below:

	Net debt at inception	Accumulated deficit	Debt
Balance, December 31, 2019	3,500	5,675	5,675
Deductions	(3,500)	-	-
Amortization (Note 11)	-	2,649	2,649
Balance, December 31, 2020	-	8,324	8,324
Amortization (Note 11)	-	1,892	1,892
Balance, December 31, 2021	-	10,216	10,216

The equity movement of the Second JDH Note is presented below:

Additional paid-in capital
Balance, December 31, 2019	21,165
Balance, December 31, 2020	21,165
Balance, December 31, 2021	21,165